General information and significant accounting policies (Details Textual)		1 Months Ended	9 Months Ended
	Aug. 06, 2013 shares	Mar. 31, 2015 shares	Sep. 30, 2015 VesselSubsidiary shares
Number Of Vessels In Operation | VesselSubsidiary			22
Number Of Vessels Under Construction | VesselSubsidiary			2
Average Age Of Vessels			4 years 3 months 18 days
Stock Issued During Period, Shares, New Issues		8,050,000
Equity Method Investment, Ownership Percentage	100.00%
Direct And Indirect Ownership In All Subsidiary			100.00%
IPO [Member]
Stock Issued During Period, Shares, New Issues	10,000,000
GA Holdings LLC [Member]
Stock Issued During Period, Shares, New Issues			8,178,517
Equity Method Investment, Ownership Percentage	44.60%		31.00%
Number Of Shares Exchanged For Reorganization	8,049,500
Public Investor [Member]
Equity Method Investment, Ownership Percentage	55.40%		69.00%